Supplemental Cash Flow Disclosures	12 Months Ended
Dec. 31, 2015
Disclosure Text Block
Supplemental Cash Flow Disclosures

Note 17 Supplemental Cash Flow Disclosures

Following are supplemental cash flow disclosures regarding interest paid and income taxes paid.

Year Ended December 31,	2015	2014	2013
(Dollars in thousands)
Interest paid	$80,530	$54,955	$42,904
Income taxes paid, net of refunds received	59,159	33,276	157,778

Following are supplemental cash flow disclosures regarding transactions related to stock-based compensation awards.  In certain situations, U.S. Cellular withholds shares that are issuable upon the exercise of stock options or the vesting of restricted shares to cover, and with a value equivalent to, the exercise price and/or the amount of taxes required to be withheld from the stock award holder at the time of the exercise or vesting.  U.S. Cellular then pays the amount of the required tax withholdings to the taxing authorities in cash.

Year Ended December 31,	2015	2014	2013
(Dollars in thousands)
Common Shares withheld	228,011	163,355	606,582

Aggregate value of Common Shares withheld	$8,448	$6,868	$25,179

Cash receipts upon exercise of stock options	6,881	5,166	10,468
Cash disbursements for payment of taxes	(4,714)	(4,336)	(4,684)
Net cash receipts from exercise of stock
options and vesting of other stock awards	$2,167	$830	$5,784

On September 27, 2012, the FCC conducted a single round, sealed bid, reverse auction to award up to $300 million in one-time Mobility Fund Phase I support to successful bidders that commit to provide 3G, or better, wireless service in areas designated as unserved by the FCC.  This auction was designated by the FCC as Auction 901. U.S. Cellular and several of its wholly-owned subsidiaries participated in Auction 901 and were winning bidders in eligible areas within 10 states and will receive up to $40.1 million in one-time support from the Mobility Fund. These funds when received reduce the carrying amount of the assets to which they relate or offset operating expenses.  In connection with these winning bids, in June 2013, U.S. Cellular provided $17.4 million letters of credit to the FCC, of which the entire amount remained outstanding as of December 31, 2015.  U.S. Cellular has received $13.4 million in support funds, of which the entire balance has been spent as of December 31, 2015. In 2014, $1.9 million was included as a component of Other assets and deferred charges in the Consolidated Balance Sheet and $11.5 million reduced the carrying amount of the assets to which they relate, which are included in Property, plant and equipment in the Consolidated Balance Sheet.  U.S. Cellular has set up a receivable in the amount of $18.4 million as of December 31, 2015 as part of Phase II of the Mobility Fund.